Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2013
Reconciliation of long-term receivables and the related reserves for doubtful collection

The following table presents a reconciliation of long-term receivables, including current portions, and the related reserves for doubtful collection of these long-term receivables (in thousands):

	Long-Term Receivables
	Affiliates	Tenants and Others	Total
Balance, September 30, 2012 (1)	$49,841	$3,533	$53,374
Additions:
Issuance of affiliate advances and tenant and other loans, including interest receivable	7,941	136	8,077
Deductions:
Payments received	—	(139)	(139)

Balance, September 30, 2013 (1)	$57,782	$3,530	$61,312

(1)	Includes interest receivable of $29.1 million and $22.9 million as of September 30, 2013 and 2012, respectively. The WTG receivables no longer accrue interest pursuant to a release and reimbursement agreement entered into in September 2010.

	Reserves for Doubtful Collection of Long-Term Receivables
	Affiliates	Tenants and Others	Total
Balance, September 30, 2012	$21,807	$70	$21,877
Additions:
Charges to bad debt expense	2,382	—	2,382
Deductions:
Adjustments	—	(9)	(9)

Balance, September 30, 2013	$24,189	$61	$24,250

Estimated useful lives by asset categories	Estimated useful lives by asset categories are as follows:

Buildings and land improvements	40 years
Furniture and equipment	3 - 7 years

Estimated fair value of financing facilities and notes

The estimated fair value of the Authority’s financing facilities and notes were as follows (in thousands):

	September 30, 2013
	Carrying Value	Fair Value
Bank Credit Facility	$393,000	$393,491
Term Loan Facility	$221,995	$229,781
2009 11 1⁄2% Second Lien Senior Secured Notes	$195	$225
2012 11 1⁄2% Second Lien Senior Secured Notes	$190,902	$225,025
2013 9 3⁄4% Senior Unsecured Notes	$500,000	$524,375
2004 7 1⁄8% Senior Subordinated Notes	$21,156	$20,812
2005 6 7⁄8% Senior Subordinated Notes	$9,654	$9,473
2012 11% Senior Subordinated Notes	$271,022	$272,438

Retail value of providing promotional allowances

The retail value of providing promotional allowances was included in revenues as follows (in thousands):

	For the Fiscal Years Ended
	September 30, 2013	September 30, 2012	September 30, 2011
Food and beverage	$38,390	$40,925	$43,710
Hotel	13,799	14,127	14,850
Retail, entertainment and other	43,668	44,145	50,249

Total	$95,857	$99,197	$108,809

Estimated cost of providing promotional allowances

The estimated cost of providing promotional allowances was included in gaming costs and expenses as follows (in thousands):

	For the Fiscal Years Ended
	September 30, 2013	September 30, 2012	September 30, 2011
Food and beverage	$34,194	$37,140	$40,803
Hotel	7,216	7,754	8,873
Retail, entertainment and other	40,167	40,501	42,245

Total	$81,577	$85,395	$91,921

Schedule of accrued severance liability by segment

The following table presents a reconciliation of the related severance liability by business segment (in thousands):

	Mohegan Sun	Corporate	Mohegan Sun at Pocono Downs	Total
Balance, September 30, 2012	$12,497	$24	$—	$12,521
Accrued severance at measurement date	—	—	124	124
Adjustments	(146)	—	51	(95)
Cash payments	(10,934)	(24)	(175)	(11,133)

Balance, September 30, 2013	$1,417	$—	$—	$1,417